Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Joint Venture Agreement With FMEA [Member]	Jun. 30, 2011 Joint Venture Agreement With FMEA [Member]	Dec. 31, 2012 Joint Venture Agreement With FMEA [Member]	Mar. 31, 2012 Joint Venture Agreement With FMEA [Member]	Dec. 31, 2011 Joint Venture Agreement With FMEA [Member]	Mar. 31, 2013 Centralized Shared Services Function [Member]	Dec. 31, 2012 Centralized Shared Services Function [Member]	Mar. 31, 2012 Centralized Shared Services Function [Member]	Dec. 31, 2011 Centralized Shared Services Function [Member]	Mar. 31, 2012 Closure Of Facility In North America [Member]	Dec. 31, 2012 Closure Of Facility In North America [Member]	Mar. 31, 2013 Europe Facilities [Member]	Dec. 31, 2012 Europe Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Expense Incurred to Restructuring	$ 126	$ 303	$ 652	$ (9)
Liability related to restructuring activities	130	4,886	61		1,747		2,054	19,410	23,228			3,327	4,291
Estimated Restructuring Cost for Initiative							50,400				11,200						20,800
Post retirement benefit curtailment gain			1,539											1,539
Restructuring expense reversed			1,644												4,725
Completion period of initiative						2013
Aggregate expense incurred related to restructuring	1,621				51,150					11,519						22,756
Aggregate liability related to restructuring activities	1,621
Additional expense related to restructuring	$ 0